iShares
®
MSCI EAFE Min Vol Factor ETF
Schedule of Investments
(unaudited)
April 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  5 .3%
ANZ Group Holdings Ltd. ................... 332,739 $ 8,838,050
Brambles Ltd. ........................... 1,287,526 20,976,982
Cochlear Ltd. ........................... 40,007 2,722,126
Coles Group Ltd. ......................... 1,700,884 27,108,683
Commonwealth Bank of Australia .............. 221,087 27,847,371
CSL Ltd. ............................... 118,119 10,661,487
Insurance Australia Group Ltd. ................ 2,272,975 12,360,663
Lottery Corp. Ltd. (The) ..................... 2,537,017 10,155,954
Medibank Pvt Ltd. ........................ 10,055,402 34,191,691
National Australia Bank Ltd. .................. 96,359 2,787,447
Origin Energy Ltd. ........................ 547,305 4,785,694
QBE Insurance Group Ltd. .................. 461,199 7,470,439
Sigma Healthcare Ltd. ..................... 4,596,651 9,293,018
Telstra Group Ltd. ........................ 6,009,678 23,080,302
Transurban Group ........................ 4,116,451 41,719,238
Washington H Soul Pattinson & Co. Ltd. ......... 388,989 11,861,809
Wesfarmers Ltd. ......................... 405,474 21,539,731
Westpac Banking Corp. .................... 205,921 5,760,983
Woolworths Group Ltd. ..................... 211,174 5,243,554
288,405,222
a
Austria  —  0 .3%
OMV AG .............................. 144,722 10,215,939
Verbund AG ............................ 93,595 7,062,045
17,277,984
a
Belgium  —  2 .0%
Anheuser-Busch InBev SA/N.V. ............... 383,721 28,994,563
Argenx SE
(a)
............................ 31,659 24,827,865
Groupe Bruxelles Lambert N.V. ............... 359,350 33,569,072
KBC Group N.V. ......................... 27,339 3,638,764
UCB SA ............................... 64,934 17,680,962
108,711,226
a
Denmark  —  1 .2%
Carlsberg A.S. , Class B .................... 21,784 2,949,854
Coloplast A.S. , Class B ..................... 126,410 7,808,808
Danske Bank A.S. ........................ 125,363 6,444,722
Genmab A.S.
(a)
.......................... 14,907 3,947,022
Novonesis Novozymes B ................... 162,771 10,001,584
Tryg A.S. .............................. 1,401,135 33,667,290
64,819,280
a
Finland  —  2 .5%
Elisa OYJ .............................. 568,302 27,601,249
Kone OYJ , Class B ....................... 457,519 29,103,613
Nokia OYJ ............................. 1,055,368 13,410,100
Orion OYJ , Class B ....................... 48,166 3,891,251
Sampo OYJ , Class A ...................... 5,959,901 61,930,731
135,936,944
a
France  —  6 .8%
Air Liquide SA ........................... 186,253 40,070,500
BioMerieux ............................. 57,069 4,815,765
Bollore SE ............................. 1,899,782 11,996,255
Carrefour SA ............................ 172,282 3,427,268
Danone SA ............................. 555,612 43,531,101
Engie SA .............................. 126,636 4,174,243
EssilorLuxottica SA ....................... 39,373 8,334,065
Euronext N.V.
(b)
.......................... 18,555 3,105,943
Getlink SE ............................. 368,969 8,258,080
L'Oreal SA ............................. 36,851 15,871,318
Orange SA ............................. 3,709,042 77,230,949
Sanofi SA .............................. 454,340 42,515,525
Security Shares Value
a
France (continued)
Thales SA .............................. 44,972 $ 12,355,477
TotalEnergies SE ......................... 969,093 90,100,002
365,786,491
a
Germany  —  3 .9%
Allianz SE , Registered ..................... 30,815 14,074,207
Beiersdorf AG
(c)
.......................... 170,762 14,156,110
Deutsche Boerse AG ...................... 101,736 31,212,372
Deutsche Telekom AG , Registered ............. 1,031,205 33,308,579
E.ON SE .............................. 1,171,132 25,964,280
Fresenius SE & Co. KGaA ................... 196,285 9,505,996
Hannover Rueck SE ....................... 9,281 2,804,281
Henkel AG & Co. KGaA .................... 31,156 2,147,142
Merck KGaA ............................ 45,832 5,934,650
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 36,903 22,074,333
QIAGEN N.V. ........................... 583,615 19,908,007
Rheinmetall AG .......................... 3,780 6,028,381
SAP SE ............................... 101,687 17,072,542
Symrise AG ............................ 50,268 4,446,740
208,637,620
a
Hong Kong  —  6 .0%
BOC Hong Kong Holdings Ltd. ................ 12,130,500 69,776,918
CK Hutchison Holdings Ltd. .................. 402,000 3,356,775
CK Infrastructure Holdings Ltd. ................ 3,151,000 26,526,957
CLP Holdings Ltd. ........................ 5,707,000 54,874,641
HKT Trust & HKT Ltd. , Class SS ............... 19,060,349 30,918,757
Hong Kong & China Gas Co. Ltd. .............. 23,861,799 22,091,782
Jardine Matheson Holdings Ltd. ............... 119,500 8,146,588
MTR Corp. Ltd.
(c)
......................... 5,028,748 21,488,685
Power Assets Holdings Ltd. .................. 6,425,500 53,100,801
Sino Land Co. Ltd. ........................ 5,498,000 8,816,424
Sun Hung Kai Properties Ltd. ................. 207,000 3,623,965
Swire Pacific Ltd. , Class A ................... 1,758,500 19,127,177
WH Group Ltd.
(b)
......................... 4,186,000 5,087,867
326,937,337
a
Ireland  —  0 .6%
AIB Group PLC .......................... 696,042 8,022,961
Kerry Group PLC , Class A ................... 174,801 14,814,082
Ryanair Holdings PLC ..................... 367,925 9,653,305
32,490,348
a
Israel  —  3 .2%
Bank Hapoalim BM ....................... 2,111,467 56,650,722
Bank Leumi Le-Israel BM ................... 1,487,186 37,647,585
Check Point Software Technologies Ltd.
(a)
........ 82,235 9,248,970
Cyberark Software Ltd.
(a)
.................... 5,209 234,405
Elbit Systems Ltd. ........................ 31,890 26,530,798
Israel Discount Bank Ltd. , Class A ............. 1,422,074 15,820,364
Mizrahi Tefahot Bank Ltd. ................... 325,974 25,632,399
171,765,243
a
Italy  —  4 .5%
Enel SpA .............................. 1,695,642 19,797,780
Eni SpA ............................... 3,221,616 91,095,715
Ferrari N.V. ............................. 39,399 13,634,057
Generali ............................... 344,607 15,442,518
Italgas SpA ............................. 216,117 2,610,653
Leonardo SpA ........................... 84,085 5,250,752
Poste Italiane SpA
(b)
....................... 1,509,129 40,058,208
Recordati Industria Chimica e Farmaceutica SpA ... 50,168 2,929,193
Snam SpA ............................. 3,893,003 30,697,958
Terna - Rete Elettrica Nazionale ............... 1,222,776 14,707,869

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI EAFE Min Vol Factor ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Italy (continued)
UniCredit SpA ........................... 120,025 $ 9,275,816
245,500,519
a
Japan  —  26 .4%
Aeon Co. Ltd. ........................... 1,177,900 11,361,049
ANA Holdings, Inc. ........................ 800,500 13,302,864
Astellas Pharma, Inc. ...................... 2,437,900 34,549,290
Bandai Namco Holdings, Inc. ................. 106,300 2,440,148
Bridgestone Corp. ........................ 1,677,200 34,853,970
Canon, Inc. ............................. 956,100 24,597,154
Central Japan Railway Co. .................. 1,621,200 38,893,342
Chubu Electric Power Co., Inc. ................ 715,100 12,298,912
Chugai Pharmaceutical Co. Ltd. ............... 265,100 14,137,613
Dai Nippon Printing Co. Ltd. ................. 320,000 6,061,162
Daito Trust Construction Co. Ltd. .............. 1,467,200 33,001,760
Daiwa House Industry Co. Ltd. ................ 666,000 20,320,297
Denso Corp. ............................ 185,900 2,221,143
East Japan Railway Co. .................... 2,247,400 49,058,289
Fast Retailing Co. Ltd. ..................... 73,000 34,364,400
FUJIFILM Holdings Corp. ................... 204,100 3,756,180
Fujitsu Ltd. ............................. 789,000 15,836,291
Hankyu Hanshin Holdings, Inc. ................ 317,700 9,168,462
Hoya Corp. ............................. 70,500 13,165,433
Idemitsu Kosan Co. Ltd. .................... 807,200 6,906,671
Inpex Corp. ............................. 490,800 12,795,245
ITOCHU Corp. .......................... 1,381,900 17,126,023
Japan Airlines Co. Ltd. ..................... 644,900 10,141,612
Japan Post Bank Co. Ltd. ................... 1,999,000 34,303,380
Japan Post Holdings Co. Ltd. ................. 694,600 8,055,314
Japan Tobacco, Inc. ....................... 1,317,700 49,090,556
Kao Corp. .............................. 880,300 32,804,255
KDDI Corp. ............................. 3,193,300 52,256,843
Keyence Corp. .......................... 29,200 13,393,045
Kirin Holdings Co. Ltd. ..................... 938,500 14,799,256
Kyocera Corp. ........................... 986,200 17,136,186
Kyowa Kirin Co. Ltd. ....................... 1,031,100 15,534,445
Mitsubishi Corp. .......................... 886,200 28,381,988
Mitsubishi HC Capital, Inc. ................... 1,107,100 10,055,904
Mitsubishi UFJ Financial Group, Inc. ............ 272,300 4,891,280
Mitsui & Co. Ltd. ......................... 233,500 8,766,969
Mitsui OSK Lines Ltd. ...................... 184,000 6,950,440
MonotaRO Co. Ltd. ....................... 211,600 2,516,067
NEC Corp. ............................. 450,200 11,975,324
Nintendo Co. Ltd. ......................... 49,500 2,421,485
Nippon Building Fund, Inc. ................... 38,954 32,620,289
Nitori Holdings Co. Ltd. ..................... 883,100 12,766,771
Nomura Research Institute Ltd. ............... 708,000 19,108,735
NTT, Inc. .............................. 36,056,000 35,120,728
Obayashi Corp. .......................... 435,600 10,241,247
Obic Co. Ltd. ............................ 1,621,100 43,077,733
Oracle Corp. Japan ....................... 193,300 10,672,832
Oriental Land Co. Ltd. ..................... 1,156,500 16,090,359
Osaka Gas Co. Ltd. ....................... 606,000 21,775,647
Otsuka Corp. ........................... 1,142,900 21,159,948
Otsuka Holdings Co. Ltd. ................... 543,300 39,596,876
Pan Pacific International Holdings Corp. ......... 3,572,300 20,205,111
Ryohin Keikaku Co. Ltd. .................... 541,900 12,519,896
Secom Co. Ltd. .......................... 1,983,700 72,731,232
Seibu Holdings, Inc. ....................... 115,500 2,718,002
Sekisui Chemical Co. Ltd. ................... 703,200 10,775,741
Shimadzu Corp. .......................... 387,000 8,995,998
Shionogi & Co. Ltd. ....................... 2,355,900 47,596,097
SoftBank Corp. .......................... 41,065,700 57,798,686
Suntory Beverage & Food Ltd. ................ 462,700 13,334,247
Takeda Pharmaceutical Co. Ltd. ............... 2,270,400 75,905,788
Security Shares Value
a
Japan (continued)
Terumo Corp. ........................... 577,900 $ 7,353,206
TIS, Inc. ............................... 858,300 18,706,672
Tokyo Electron Ltd. ....................... 15,800 4,655,986
Tokyo Gas Co. Ltd. ....................... 257,700 10,944,484
Tokyu Corp. ............................ 1,494,300 15,887,467
Toyota Motor Corp. ....................... 130,100 2,497,323
Tsuruha Holdings, Inc. ..................... 635,100 8,348,732
Unicharm Corp. .......................... 1,581,300 9,212,761
West Japan Railway Co. .................... 937,500 16,970,230
Zensho Holdings Co. Ltd. ................... 53,800 2,965,186
ZOZO, Inc. ............................. 1,654,100 11,136,159
1,427,180,216
a
Netherlands  —  2 .5%
Coca-Cola Europacific Partners PLC ............ 95,381 9,020,181
Heineken N.V. ........................... 145,247 11,307,444
Koninklijke Ahold Delhaize N.V. ............... 1,429,023 67,120,439
Koninklijke KPN N.V. ...................... 8,714,988 46,603,778
134,051,842
a
New Zealand  —  0 .5%
Auckland International Airport Ltd. ............. 2,154,968 10,502,643
Fisher & Paykel Healthcare Corp. Ltd. ........... 480,638 10,357,877
Infratil Ltd. ............................. 496,118 3,654,661
Meridian Energy Ltd. ...................... 880,040 2,952,940
27,468,121
a
Norway  —  2 .0%
Equinor ASA ............................ 2,109,083 85,833,827
Gjensidige Forsikring ASA ................... 158,985 4,466,057
Kongsberg Gruppen ASA ................... 271,811 9,094,888
Telenor ASA ............................ 212,687 3,500,898
Yara International ASA ..................... 112,735 6,563,083
109,458,753
a
Portugal  —  0 .7%
Banco Comercial Portugues SA , Class R ......... 2,868,491 3,066,075
Galp Energia SGPS SA .................... 989,938 23,154,599
Jeronimo Martins SGPS SA .................. 382,783 9,191,719
35,412,393
a
Singapore  —  5 .2%
DBS Group Holdings Ltd. ................... 1,729,340 79,741,021
Oversea-Chinese Banking Corp. Ltd. ........... 3,280,699 56,600,585
Singapore Airlines Ltd.
(c)
.................... 2,459,800 12,182,719
Singapore Exchange Ltd. ................... 2,718,919 46,490,091
Singapore Technologies Engineering Ltd. ......... 3,760,600 31,869,117
Singapore Telecommunications Ltd. ............ 5,335,500 19,324,102
United Overseas Bank Ltd. .................. 1,226,800 34,938,110
281,145,745
a
Spain  —  4 .2%
Aena SME SA
(b)
.......................... 1,002,542 27,382,033
CaixaBank SA ........................... 1,786,884 22,744,071
Endesa SA ............................. 431,372 19,334,818
Iberdrola SA ............................ 3,474,715 81,461,953
Industria de Diseno Textil SA ................. 567,712 33,977,922
Redeia Corp. SA ......................... 1,574,761 27,538,445
Repsol SA ............................. 643,349 17,281,099
229,720,341
a
Sweden  —  0 .4%
Nordea Bank Abp ........................ 1,236,070 23,244,156
a

iShares
®
MSCI EAFE Min Vol Factor ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Switzerland  —  10 .9%
Alcon AG .............................. 39,673 $ 2,961,680
Banque Cantonale Vaudoise , Registered ......... 151,040 23,800,066
BKW AG .............................. 76,131 15,218,131
Chocoladefabriken Lindt & Spruengli AG , Participation
Certificates , NVS ....................... 505 6,188,488
Chocoladefabriken Lindt & Spruengli AG , Registered . 179 23,115,249
Geberit AG , Registered ..................... 10,809 7,304,296
Givaudan SA , Registered ................... 4,324 15,419,636
Helvetia Baloise Holding AG ................. 147,046 40,317,664
Holcim AG
(a)
............................ 105,239 9,779,476
Kuehne + Nagel International AG , Registered ...... 34,354 8,068,615
Nestle SA , Registered ..................... 566,348 57,336,870
Novartis AG , Registered .................... 497,153 73,474,078
Roche Holding AG , Bearer .................. 45,125 18,874,055
Roche Holding AG , NVS .................... 36,724 14,965,024
Schindler Holding AG , Participation Certificates , NVS 12,695 4,438,407
Schindler Holding AG , Registered .............. 110,807 37,102,719
SGS SA , Registered ....................... 107,166 11,611,440
Swiss Prime Site AG , Registered .............. 336,614 58,333,755
Swiss Re AG ............................ 68,958 11,108,351
Swisscom AG , Registered ................... 90,271 76,353,710
Zurich Insurance Group AG .................. 104,164 72,625,226
588,396,936
a
United Kingdom  —  9 .8%
Admiral Group PLC ....................... 188,389 8,659,512
AstraZeneca PLC ........................ 218,924 41,534,745
BAE Systems PLC ........................ 1,849,586 51,443,546
BP PLC ............................... 1,811,555 14,339,964
British American Tobacco PLC ................ 597,413 35,184,520
Compass Group PLC ...................... 1,059,994 29,952,257
GSK PLC .............................. 1,306,467 34,252,259
Haleon PLC ............................ 7,662,320 35,383,595
Imperial Brands PLC ...................... 200,807 7,629,187
London Stock Exchange Group PLC ............ 120,270 15,605,835
National Grid PLC ........................ 1,618,379 28,969,916
Next PLC .............................. 46,851 8,268,662
Pearson PLC ........................... 1,343,211 19,821,716
Reckitt Benckiser Group PLC ................. 66,938 4,259,169
RELX PLC ............................. 475,210 17,329,165
Sage Group PLC (The) ..................... 519,969 6,201,483
Shell PLC .............................. 1,871,909 85,109,656
Security Shares Value
a
United Kingdom (continued)
Tesco PLC ............................. 3,832,099 $ 25,136,630
Unilever PLC ........................... 1,023,751 59,700,164
528,781,981
a
Total Common Stocks — 98.9%
(Cost: $ 4,461,667,497 ) ............................... 5,351,128,698
a
Rights
Switzerland  —  0 .0%
SGS SA (Expires 12/31/26 )
(a) (d)
................ 105,616 432,548
a
Total Rights — 0.0%
(Cost: $ 428,055 ) ................................... 432,548
a
Total Long-Term Investments — 98.9%
(Cost: $ 4,462,095,552 ) ............................... 5,351,561,246
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(e) (f) (g)
...................... 5,937,094 5,938,876
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.61%
(e) (f)
............................. 1,736,956 1,736,956
a
Total Short-Term Securities — 0.2%
(Cost: $ 7,675,238 ) .................................. 7,675,832
Total Investments —  99.1%
(Cost: $ 4,469,770,790 ) ............................... 5,359,237,078
Other Assets Less Liabilities — 0 .9% ...................... 50,013,998
Net Assets — 100.0% ................................. $ 5,409,251,076
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares Held
at 04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 2,732,324  $ 3,204,274
(a)
$ —  $ 1,684  $ 594  $ 5,938,876  5,937,094  $ 62,346
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 970,000  766,956
(a)
—  —  —  1,736,956  1,736,956  43,423  —
$ —  $ 1,684  $ 594
$ 7,675,832
$ 105,769  $ —

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI EAFE Min Vol Factor ETF
4
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ........................................................................ 70 06/11/26 $ 16,811 $ 660,848
SPI 200 Index ....................................................................... 63 06/18/26 9,829 (33,539)
Euro STOXX 50 Index ................................................................. 132 06/19/26 9,047 251,814
FTSE 100 Index ..................................................................... 55 06/19/26 7,778 43,066
2-Year U.S. Treasury Note ............................................................... 49 06/30/26 10,149 (34,521)
$ 887,668
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 589,196,278  $ 4,761,932,420  $ —  $ 5,351,128,698
Rights ................................................ —  —  432,548  432,548
Short-Term Securities
Money Market Funds ...................................... 7,675,832  —  —  7,675,832
$ 596,872,110  $ 4,761,932,420  $ 432,548  $ 5,359,237,078
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 955,728  $ —  $ —  $ 955,728
Liabilities
Equity Contracts ........................................... (33,539) —  —  (33,539)
Interest Rate Contracts ...................................... (34,521) —  —  (34,521)
$ 887,668  $ —  $ —  $ 887,668
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares